RESIDENTIAL HOMES (Details 1) (USD $)	Mar. 31, 2014 Number	Dec. 31, 2013 Number	Dec. 31, 2012 Numbers
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes	177	159	5
Investment Net	$ 13,987,278	$ 12,502,435	$ 342,010
Leased [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes		146	5
Investment Net		11,579,899	342,010
Vacant [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes		13	0
Investment Net		$ 922,536	$ 0